Commitments and Contingencies Narrative (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Oct. 01, 2011	Jun. 11, 2014
Capital Leased Assets [Line Items]
Rent expense, net	$ 20,100,000	$ 15,400,000	$ 14,500,000
Deferred Portion of Purchase Price	42,440,000	0
Redeemable Noncontrolling Interest, Equity, Carrying Amount	89,181,000	0			80,792,000
Accretion Rate on Deferred Purchase Price					9.50%
Purchase commitment	92,100,000
Companhia Providencia Industria e Comercio [Member]
Capital Leased Assets [Line Items]
Deferred Portion of Purchase Price	42,400,000				47,931,000
Fiberweb
Capital Leased Assets [Line Items]
Lease period	10 years
Financing obligations	18,400,000
Purchase of Raw Materials
Capital Leased Assets [Line Items]
Purchase commitment	77,100,000
Estimated Total Project Costs to Acquire Spunlmelt Line
Capital Leased Assets [Line Items]
Purchase commitment	15,000,000
Equipment
Capital Leased Assets [Line Items]
Capital lease term				7 years
Capital lease assets				53,600,000
Capital lease annual payment				8,300,000
Capital leases future minimum payments due				$ 58,000,000